SHAREHOLDER ACCOUNTS                                                            CORPORATE OFFICES
  c/o Ultimus Fund                                                              3707 W. Maple Road
   Solutions, LLC                                                           Bloomfield Hills, MI 48301
   P.O. Box 46707                                                                 (248) 644-8500
Cincinnati, OH 45246                                                            Fax (248) 644-4250
   1-888-726-9331                       [AVE MARIA LOGO]

Dear Fellow Shareowner:

As I noted in my welcoming letter to new shareholders, the Ave Maria Catholic Values Fund enjoyed a strong startup. Although the overall stock market, as measured by the S&P 500 stock index, posted a negative 1.8% return from May 1st (the Fund's launch date) through June 30th, 2001, the Fund produced a positive return, with NAV rising from $10.00 to $10.37 for a gain of 3.7% for the same period. Of course, it is superior long-term results that we are after; we are not trying to manage the Fund for short-term gains. Nevertheless, a good start is preferable to a weak one, so we will not complain.

One of the keys to superior long-term performance is firm adherence to a value discipline, an old lesson that has once again been illustrated by the recent stock market upheaval. The "tech" craze that engulfed the market several years back was a mania of biblical proportions that could not be sustained. Only as it began to collapse did many market participants realize how flimsy its underpinnings really were. Now the government has been dragged in to try to provide life-support in the form of reduced interest rates and tax cuts. For the Internet stocks, of course, it is too late. They were, in reality, DOA. Market participants have had to sadly acknowledge that many high-technology companies had unrealistic growth assumptions baked into their sky-high share prices or, worse, had high technology in name only.

The tech debacle has affected the entire market and despite the Fed's six interest-rate cuts this year, with more likely to come, corporate earnings in general have sputtered. One has to assume that lower interest rates and the recent tax cut will give a boost to economic activity, even if it doesn't kick in until 2002. Happily, value investing is not dependent on economic forecasts. Unduly focusing on short-term economic considerations is actually a distraction from our goal of finding good companies at attractive prices. In many cases, these are "old economy" companies whose virtues, such as low price-earnings ratios and solid balance sheets, seemed declasse just a few months ago. For dedicated value investors, however, they never went out of "style."

                                   Sincerely,

                         AVE MARIA CATHOLIC VALUES FUND

                              /s/ Gregg D. Watkins
                             Gregg D. Watkins, CFA
                               Portfolio Manager
July 27, 2001

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                    MARKET
  SHARES                           COMMON STOCK -- 88.0%                             VALUE
----------      ------------------------------------------------------------      -----------
                AEROSPACE/DEFENSE -- 1.7%
    10,000      Esterline Technologies Corporation*.........................      $   217,500
                                                                                  -----------
                APPAREL & TEXTILES -- 2.5%
     7,400      Jones Apparel Group, Inc.*..................................          319,680
                                                                                  -----------
                BUILDING MATERIALS & CONSTRUCTION -- 3.5%
     4,900      Pulte Corporation...........................................          208,887
     6,000      Toll Brothers Inc.*.........................................          235,860
                                                                                  -----------
                                                                                      444,747
                                                                                  -----------
                BUSINESS SERVICES -- 0.8%
     3,600      Convergys Corporation*......................................          108,900
                                                                                  -----------
                COMMUNICATION EQUIPMENT & SERVICES -- 8.4%
     5,900      Alltel Corporation..........................................          361,434
    11,000      Centurytel, Inc. ...........................................          333,300
    16,300      Plantronics, Inc.*..........................................          377,345
                                                                                  -----------
                                                                                    1,072,079
                                                                                  -----------
                CONSUMER PRODUCTS -- DURABLES -- 4.6%
     8,000      Brunswick Corporation.......................................          192,240
    18,000      Leggett & Platt, Inc. ......................................          396,540
                                                                                  -----------
                                                                                      588,780
                                                                                  -----------
                CONSUMER PRODUCTS -- NONDURABLES -- 3.0%
     9,900      Fortune Brands, Inc. .......................................          379,764
                                                                                  -----------
                ELECTRONICS -- 5.8%
    14,400      Harris Corporation..........................................          391,824
    12,900      Littelfuse, Inc.*...........................................          345,591
                                                                                  -----------
                                                                                      737,415
                                                                                  -----------
                ENERGY & MINING -- 6.1%
     4,300      Anadarko Petroleum Corporation..............................          232,329
    12,500      Input/Output, Inc.*.........................................          158,750
     6,000      Kerr-McGee Corporation......................................          397,620
                                                                                  -----------
                                                                                      788,699
                                                                                  -----------

--------------------------------------------------------------------------------

                                                                                    MARKET
  SHARES                     COMMON STOCK -- 88.0% (CONTINUED)                       VALUE
----------      ------------------------------------------------------------      -----------
                FINANCE -- BANKS & THRIFTS -- 7.8%
    13,100      Charter One Financial, Inc. ................................      $   417,890
     6,500      Comerica, Inc. .............................................          374,400
    12,300      Huntington Bancshares, Inc. ................................          201,105
                                                                                  -----------
                                                                                      993,395
                                                                                  -----------
                FINANCE -- INSURANCE -- 3.0%
     6,800      MBIA, Inc. .................................................          378,624
                                                                                  -----------
                FINANCE -- MISCELLANEOUS -- 4.0%
     8,100      Countrywide Credit Industries, Inc. ........................          371,628
     2,300      H & R Block, Inc. ..........................................          148,465
                                                                                  -----------
                                                                                      520,093
                                                                                  -----------
                HEALTHCARE -- 6.9%
    11,900      America Service Group, Inc.*................................          304,640
     7,000      Boston Scientific Corporation*..............................          119,000
     3,300      IMPATH Inc.*................................................          146,190
     8,100      Invacare Corporation........................................          312,903
                                                                                  -----------
                                                                                      882,733
                                                                                  -----------
                INDUSTRIAL PRODUCTS & SERVICES -- 14.3%
     6,000      AptarGroup, Inc. ...........................................          194,580
     8,800      Dover Corporation...........................................          331,320
     3,500      Eaton Corporation...........................................          245,350
    13,100      Genuine Parts Co. ..........................................          412,650
    14,900      Pall Corporation............................................          350,597
    12,100      Snap-On, Inc. ..............................................          292,336
                                                                                  -----------
                                                                                    1,826,833
                                                                                  -----------
                REAL ESTATE -- 4.5%
    11,200      Health Care Property........................................          385,280
     8,000      Washington Real Estate Investment Trust.....................          189,120
                                                                                  -----------
                                                                                      574,400
                                                                                  -----------
                RETAIL -- 6.3%
    11,000      Brookstone, Inc.*...........................................          194,700
     7,500      Ross Stores, Inc. ..........................................          179,625
     9,000      The Men's Wearhouse*........................................          248,400
     5,800      The TJX Companies, Inc. ....................................          184,846
                                                                                  -----------
                                                                                      807,571
                                                                                  -----------

--------------------------------------------------------------------------------

                                                                                    MARKET
  SHARES                     COMMON STOCK -- 88.0% (CONTINUED)                       VALUE
----------      ------------------------------------------------------------      -----------
                TECHNOLOGY -- 4.8%
    14,300      Axcelis Technologies Inc.*..................................      $   211,640
    24,700      Cable Design Technologies Corporation*......................          399,152
                                                                                  -----------
                                                                                      610,792
                                                                                  -----------
                TOTAL COMMON STOCK -- 88.0% (COST -- $10,839,886)...........      $11,252,005
                                                                                  -----------
   FACE
  AMOUNT
----------
                REPURCHASE AGREEMENTS(1) -- 12.9% (COST $1,647,754)
$1,647,754      Fifth Third Bank, 3.54%, dated 6/29/01, due 7/02/01,
                repurchase proceeds: $1,648,240.............................      $ 1,647,754
                                                                                  -----------

                TOTAL INVESTMENTS -- 100.9% (COST $12,487,640)..............      $12,899,759

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.9%).............         (119,442)
                                                                                  -----------

                NET ASSETS -- 100.0%........................................      $12,780,317
                                                                                  ===========

 * Non-income producing security.

(1) Repurchase agreements are fully collateralized by U.S. Government obligations.

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

ASSETS
Investments, at value (cost of $12,487,640) (Note 1)........      $12,899,759
Cash........................................................            6,000
Receivable for capital shares sold..........................           12,186
Dividends and interest receivable...........................           16,351
Other assets................................................           16,553
                                                                  -----------
       TOTAL ASSETS.........................................       12,950,849
                                                                  -----------
LIABILITIES
Payable for securities purchased............................          151,616
Accrued investment advisory fees (Note 2)...................           10,016
Other accrued expenses......................................            8,900
                                                                  -----------
       TOTAL LIABILITIES....................................          170,532
                                                                  -----------
NET ASSETS..................................................      $12,780,317
                                                                  ===========
NET ASSETS CONSIST OF:
Paid-in capital.............................................      $12,335,296
Undistributed net investment income.........................           16,774
Accumulated net realized gains from security transactions...           16,128
Net unrealized appreciation on investments..................          412,119
                                                                  -----------
NET ASSETS..................................................      $12,780,317
                                                                  ===========
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value).......................        1,231,926
                                                                  ===========
Net asset value, redemption price, and offering price per
  share.....................................................      $     10.37
                                                                  ===========

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2001(a) (UNAUDITED)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends and interest....................................      $ 45,340
                                                                  --------

EXPENSES
  Investment advisory fees (Note 2).........................        19,044
  Administration, accounting and transfer agent fees (Note
     2).....................................................         8,000
  Registration fees.........................................         4,557
  Reports to shareholders...................................         1,770
  Postage and supplies......................................         1,548
  Custodian fees............................................         1,000
  Legal and audit fees......................................           700
  Other expenses............................................           975
                                                                  --------
       TOTAL EXPENSES.......................................        37,594
  Fees waived by the Adviser (Note 2).......................        (9,028)
                                                                  --------
       NET EXPENSES.........................................        28,566
                                                                  --------

NET INVESTMENT INCOME.......................................        16,774
                                                                  --------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions.............        16,128
  Net change in unrealized appreciation/depreciation on
     investments............................................       412,119
                                                                  --------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............       428,247
                                                                  --------

NET INCREASE IN NET ASSETS FROM OPERATIONS..................      $445,021
                                                                  ========

(a) Represents the period from the commencement of operations (April 26, 2001) through June 30, 2001.

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                   PERIOD ENDED
                                                                     JUNE 30,
                                                                      2001(a)
                                                                    (UNAUDITED)
                                                                  ---------------
FROM OPERATIONS
  Net investment income.....................................        $    16,774
  Net realized gains from security transactions.............             16,128
  Net change in unrealized appreciation/depreciation on
     investments............................................            412,119
                                                                    -----------
Net increase in net assets from operations..................            445,021
                                                                    -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold.................................         12,335,296
                                                                    -----------
TOTAL INCREASE IN NET ASSETS................................         12,780,317
NET ASSETS
  Beginning of period.......................................                 --
                                                                    -----------
  End of period.............................................        $12,780,317
                                                                    ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................        $    16,774
                                                                    ===========
SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold...............................................          1,231,926
  Shares outstanding, beginning of period...................                 --
                                                                    -----------
  Shares outstanding, end of period.........................          1,231,926
                                                                    ===========

(a) Represents the period from the commencement of operations (April 26, 2001) through June 30, 2001.

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD ENDED JUNE 30, 2001(a) (UNAUDITED)

--------------------------------------------------------------------------------

Net asset value at beginning of period......................  $ 10.00
                                                              -------
Income from investment operations:
  Net investment income.....................................     0.01
  Net realized and unrealized gains on investments..........     0.36
                                                              -------
       Total from investment operations.....................     0.37
                                                              -------
Net asset value at end of period............................  $ 10.37
                                                              =======
Total return................................................     3.7%(c)
                                                              =======
Ratios/Supplementary Data:
Ratio of net expenses to average net assets(b)..............    1.47%(d)
Ratio of net investment income to average net assets........    0.86%(d)
Portfolio turnover rate.....................................       5%(c)
Net assets at end of period (000's).........................  $12,780

(a) Represents the period from the initial public offering (May 1, 2001) through June 30, 2001.

(b) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.94%(d) (Note 2).

(c) Not annualized.

(d) Annualized.

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Ave Maria Catholic Values Fund (the Fund) is a series of Schwartz Investment Trust, a diversified open-end management investment company established as an Ohio Business Trust under a Declaration of Trust dated August 31, 1992. The Fund is registered under the Investment Company Act of 1940 and commenced operations on April 26, 2001. The Fund determines and makes available for publication the net asset value of its shares on a daily basis.

The investment objective of the Fund is to seek long-term capital appreciation from equity investments in companies that operate in a way that is consistent with the core values and teachings of the Roman Catholic Church. See the Prospectus for more detailed information regarding the investment strategies of the Fund.

The following is a summary of significant accounting policies followed by the
Fund:

     (a) VALUATION OF INVESTMENTS -- Securities which are traded on stock exchanges are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities that are quoted by NASDAQ are valued at the last reported sale price, or, if not traded on a particular day, at the mean between the closing bid and asked prices as reported by NASDAQ. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of trading on the day of valuation. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

     (b) INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to the shareholders. Therefore, no provision for income or excise taxes is necessary.

     The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from accounting principles generally accepted in the United States of America (GAAP), the basis on which these financial statements are prepared. The differences arise primarily from the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income or loss and net realized capital gain or loss reported in the financial statements may differ from that reported in the Fund's tax return and, consequently, the character of distributions to shareholders reported in the statements of changes and financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net realized gains in the accompanying statements. Net investment losses, for tax purposes, are reclassified to paid-in capital.

     (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

     (d) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income and net capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-dividend date.

     (e) REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. The Fund's policy is to take possession of the underlying securities and, on a daily basis, mark to market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement.

     (f) ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The President of the Fund is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the Adviser). The Chairman of the Board of the Fund is also the President and CEO of Gregory J. Schwartz & Co., Inc. (the Distributor). Certain other officers of the Fund are officers of the Adviser or of Ultimus Fund Solutions, LLC (Ultimus), the administrative, accounting and transfer agent for the Fund.

Pursuant to an Investment Advisory Agreement between the Fund and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Adviser a quarterly fee equal to the annual rate of 1.0% of the average daily net assets. The Adviser has contractually agreed to waive a portion of its advisory fees or to reimburse a portion of the Fund's operating expenses to the extent necessary so that the Fund's ordinary operating expenses do not exceed an amount equal to 1.5% annually of its average net assets until at least May 1, 2004. For the period ended June 30, 2001, the total of such fee waivers was $9,028. Any fee waivers or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years from the end of the fiscal year during which such waivers or reimbursements occurred, provided the Fund is able to effect such repayment and remain in compliance with the undertaking by the Adviser to limit expenses of the Fund.

The Distributor is the primary agent for the distribution of the Fund and receives fees from the Adviser, not the Fund or its shareholders.

The Fund has adopted a Shareholder Servicing Plan (the Plan), which allows the Fund to make payments to financial organizations for providing account administration and personal and account maintenance services to Fund shareholders. These service fees may not exceed .25% annually of the Fund's average daily net assets. No fees were incurred pursuant to the Plan for the period ended June 30, 2001.

Pursuant to a Mutual Fund Services Agreement between the Fund and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Fund, maintains the records of each shareholder's account, and processes purchases and redemptions of the Fund's shares. For the performance of these services, the Fund pays Ultimus a fee, payable monthly, at an annual rate of .15% of its average daily net assets, subject to a minimum monthly fee of $4,000.

3. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investments other than short-term investments, for the period ended June 30, 2001, were $11,330,661 and $506,903, respectively.

4. FEDERAL INCOME TAXES

As of June 30, 2001, net unrealized appreciation of securities was $412,119 for federal income tax purposes of which $666,543 related to appreciated securities and $254,424 related to depreciated securities. The aggregate cost of investments at June 30, 2001 for federal income tax purposes was $12,487,640.

AVE MARIA CATHOLIC VALUES FUND
a series of
Schwartz Investment Trust
3707 W. Maple Road
Bloomfield Hills, Michigan 48301
(248) 644-8500

BOARD OF TRUSTEES
Donald J. Dawson, Jr.
Fred A. Erb
Bowie K. Kuhn
John J. McHale
Sidney F. McKenna
George P. Schwartz, CFA
Gregory J. Schwartz, Chairman

OFFICERS
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, Treasurer
Robert G. Dorsey, CPA, Assistant Secretary
John F. Splain, Assistant Secretary
Mark J. Seger, CPA, Assistant Treasurer
Theresa M. Samocki, CPA, Assistant Treasurer

CATHOLIC ADVISORY BOARD
Bowie K. Kuhn, Chairman
Thomas S. Monaghan
Paul R. Roney
Michael Novak
Thomas J. Sullivan
Phyllis Schlafly

INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

DISTRIBUTOR
GREGORY J. SCHWARTZ & CO., INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

CUSTODIAN
FIFTH THIRD BANK
38 Fountain Square Plaza
Cincinnati, Ohio 45263

ADMINISTRATOR
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

AUDITORS
DELOITTE & TOUCHE LLP
1700 Courthouse Plaza Northeast
Dayton, Ohio 45402

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1025 Connecticut Avenue, N.W.
Washington, D.C. 20036

                                   AVE MARIA
                                CATHOLIC VALUES
                                      FUND
                                  A SERIES OF

                                    SCHWARTZ
                                INVESTMENT TRUST

                     [AVE MARIA CATHOLIC VALUES FUND LOGO]
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                              FOR THE PERIOD ENDED

                                 JUNE 30, 2001

  SHAREHOLDER ACCOUNTS                                                            CORPORATE OFFICES
    c/o Ultimus Fund                                                              3707 W. Maple Road
     Solutions, LLC                                                           Bloomfield Hills, MI 48301
     P.O. Box 46707                                                                 (248) 644-8500
  Cincinnati, OH 45246                                                            Fax (248) 644-4250
     1-888-726-0753                         [SCHWARTZ LOGO]

                              SCHWARTZ VALUE FUND

Dear Fellow Shareowner,

Schwartz Value Fund's six-month return placed it among the 60 top-performing mutual funds tracked by Lipper Inc., as published in the July 5, 2001 USA Today.

                                                               TOTAL RETURN
                                                         SIX MONTHS ENDED 6/30/01
                                                         ------------------------
Schwartz Value Fund..................................              22.5%
Dow Jones Industrial Average.........................              -1.9%
S&P 500..............................................              -6.7%
NASDAQ Composite.....................................             -12.2%

So why has the Schwartz Value Fund performed so well thus far in 2001? The answer is simple. We stuck to our guns. While others were chasing high P-Es, techs and IPOs, we didn't stray from our mission -- small and mid-cap value investing. We recognized that the tech craze was a mania of biblical proportions and was unsustainable. It was not a question of would the bubble burst, but only when. While the momentum speculators declared the value approach dead, real investors utilized fundamental security analysis and stayed with low P-Es, solid balance sheets, high cash flows, and companies with enduring competitive advantages. Over time, sticking to a value discipline does work. During the second quarter, that discipline amply rewarded Schwartz Value Fund shareowners with a 20.1% gain.

The Schwartz Value Fund was unscathed when many large-cap and tech companies saw their share prices plummet after announcements of massive write-offs and lowered earnings expectations. When the mania started to unwind, the first stocks to suffer were the Internet issues, which had no substance, only pie-in-the-sky promises. Many of those companies have now filed for bankruptcy, Webvan being the most recent. The hammer next fell on companies with sales but no profits. When speculators realized that profits did in fact matter, these formerly popular companies such as Amazon.com cratered. Then came the tech collapse. Market participants finally acknowledged that many high-technology companies had unrealistic growth assumptions baked into their sky-high share prices. When these high flyers experienced a slowdown in their rate of sales growth, or in some cases actual declines, investors were quick to dump the stocks. Throughout this process, the Schwartz Value Fund stuck to its discipline of focusing on companies with low P-Es, solid operating fundamentals, and good managements.

Since the first of the year, our best performing issues include, Champion Enterprises, Inc., Data Research Associates, Inc. and Axcelis Technologies, Inc. When we started buying Champion in December 2000, its stock price had fallen over 70%, with the manufactured housing industry in a prolonged slump. Year-end tax-loss selling exacerbated the stock's price decline and created a golden buying opportunity. Similarly, Data Research was facing a temporary slowdown in its library automation systems, and its stock price was severely depressed. Likewise, Axcelis was a battered stock with a tech stigma, due to its semiconductor equipment manufacturing operation. Importantly, in each case the companies had many admirable characteristics: dominant market positions, innovative products, well-respected managements, and strong balance sheets to weather the economic downturn. Despite the negative near-term outlook for each company, at depressed prices, all three stocks represented superb value. Being contrarians, and willing to look beyond the next quarter, we eagerly scooped up the distressed merchandise. Over the following six months, declining interest rates and the prospects for an economic rebound in 2002 helped propel Champion's stock price 313%, while Data Research agreed to be acquired at an 83% premium to our cost. Axcelis is now being recommended by several Wall Street firms as a leader in its niche market and is up 60% since year-end. By purchasing shares of these leading companies, in out-of-favor industries, at discounted prices, the Fund reaped enormous profits. That's the essence of value investing.

Despite the Fed's six interest-rate cuts this year, with more likely to come, corporate earnings in general have sputtered. One has to assume that lower interest rates and the recent tax cut will give a boost to economic activity, even if it doesn't kick in until 2002. Nevertheless, value investing is not dependent on economic forecasts. Unduly focusing on short-term economic considerations is a distraction from our goal of finding growing small and mid-cap stocks at attractive prices. It's also important to remember that the long-term record of relative performance is one of cycles. Historically, large-cap outperformance has always been followed by small and mid-cap outperformance. Typically these cycles have run anywhere from 3 to 6 years. Following the large-cap outperformance that ended in 2000, the current cycle favoring small and mid-caps could continue for several years.

                                   Sincerely,

                              SCHWARTZ VALUE FUND

                             /s/ George P. Schwartz
                            George P. Schwartz, CFA
                                   President
July 24, 2001

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                    MARKET
  SHARES                           COMMON STOCK -- 85.7%                             VALUE
----------      ------------------------------------------------------------      -----------
                AEROSPACE/DEFENSE -- 1.9%
    10,000      Esterline Technologies Corp.*...............................      $   217,500
     3,000      General Dynamics Corporation................................          233,430
     4,643      Northrop Grumman Corporation................................          371,904
                                                                                  -----------
                                                                                      822,834
                                                                                  -----------
                APPAREL & TEXTILES -- 1.8%
    10,000      Jones Apparel Group, Inc.*..................................          432,000
     2,500      K-Swiss, Inc. -- Class A....................................           60,325
    15,000      Nautica Enterprises, Inc.*..................................          306,450
                                                                                  -----------
                                                                                      798,775
                                                                                  -----------
                BUILDING MATERIALS & CONSTRUCTION -- 5.6%
   150,000      Champion Enterprises, Inc.*.................................        1,707,000
    10,000      Fleetwood Enterprises Inc. .................................          140,800
     5,000      Pulte Corporation...........................................          213,150
    10,000      Toll Brothers Inc.*.........................................          393,100
                                                                                  -----------
                                                                                    2,454,050
                                                                                  -----------
                BUSINESS SERVICES -- 4.5%
     8,000      Concord EFS, Inc.*..........................................          416,080
    26,000      Convergys Corporation*......................................          786,500
    10,000      Kronos, Inc.*...............................................          409,500
    40,000      Navigant Consulting, Inc.*..................................          328,000
                                                                                  -----------
                                                                                    1,940,080
                                                                                  -----------
                COMMUNICATION EQUIPMENT & SERVICES -- 6.3%
    40,000      Agere Systems Inc. -- Class A*..............................          300,000
    15,000      Hector Communications Corp.*................................          190,500
    30,000      LoJack Corporation*.........................................          171,600
    50,000      Plantronics, Inc.*..........................................        1,157,500
    25,000      Sprint Corp. ...............................................          534,000
    20,000      Universal Electronics Inc.*.................................          360,000
                                                                                  -----------
                                                                                    2,713,600
                                                                                  -----------

--------------------------------------------------------------------------------

                                                                                    MARKET
  SHARES                     COMMON STOCK -- 85.7% (CONTINUED)                       VALUE
----------      ------------------------------------------------------------      -----------
                COMPUTER EQUIPMENT & SERVICES -- 0.7%
    10,000      National Data Corporation...................................      $   324,000
                                                                                  -----------
                CONSUMER PRODUCTS -- DURABLES -- 5.6%
   100,000      Craftmade International, Inc. ..............................        1,120,000
    15,000      Ethan Allen Interiors Inc. .................................          487,500
    50,000      HMI Industries, Inc.*.......................................           61,250
     5,000      Leggett & Platt, Inc. ......................................          110,150
    20,000      Monaco Coach Corporation*...................................          664,000
                                                                                  -----------
                                                                                    2,442,900
                                                                                  -----------
                CONSUMER PRODUCTS -- NONDURABLES -- 3.4%
     7,500      Fortune Brands, Inc. .......................................          287,700
    20,000      Perrigo Company*............................................          333,800
    40,000      Velcro Industries N.V. .....................................          431,000
    17,500      Weyco Group, Inc. ..........................................          413,875
                                                                                  -----------
                                                                                    1,466,375
                                                                                  -----------
                EDUCATION -- 2.3%
     7,500      DeVRY Inc.*.................................................          270,900
    30,000      Nobel Learning Communities, Inc.*...........................          227,100
    10,000      Strayer Education, Inc. ....................................          487,500
                                                                                  -----------
                                                                                      985,500
                                                                                  -----------
                ELECTRONICS -- 0.9%
    15,000      Littelfuse, Inc.*...........................................          401,850
                                                                                  -----------
                ENERGY & MINING -- 3.7%
     5,000      Diamond Offshore Drilling, Inc. ............................          165,250
    12,500      Forest Oil Corporation*.....................................          350,000
    40,000      Input/Output, Inc.*.........................................          508,000
    20,000      Oglebay Norton Company......................................          527,600
     3,000      Patterson-UTI Energy, Inc.*.................................           53,610
                                                                                  -----------
                                                                                    1,604,460
                                                                                  -----------
                ENVIRONMENTAL SERVICES -- 2.5%
    41,500      Layne Christensen Company*..................................          352,750
    55,000      Sevenson Environmental Services, Inc. ......................          721,875
                                                                                  -----------
                                                                                    1,074,625
                                                                                  -----------

--------------------------------------------------------------------------------

                                                                                    MARKET
  SHARES                     COMMON STOCK -- 85.7% (CONTINUED)                       VALUE
----------      ------------------------------------------------------------      -----------
                FINANCE -- BANKS & THRIFTS -- 3.4%
     4,000      Comerica, Inc. .............................................      $   230,400
     7,000      Fifth Third Bancorp.........................................          420,350
    50,000      Huntington Bancshares Incorporated..........................          817,500
                                                                                  -----------
                                                                                    1,468,250
                                                                                  -----------
                FINANCE -- INSURANCE -- 1.4%
   100,000      Unico American Corporation..................................          625,500
                                                                                  -----------
                FINANCE -- MISCELLANEOUS -- 1.7%
     2,000      Countrywide Credit Industries, Inc. ........................           91,760
    10,000      H&R Block, Inc. ............................................          645,500
                                                                                  -----------
                                                                                      737,260
                                                                                  -----------
                HEALTHCARE -- 4.1%
    22,500      America Service Group Inc.*.................................          576,000
     7,000      IMPATH Inc.*................................................          310,100
    10,000      Manor Care, Inc.*...........................................          317,500
    20,000      STERIS Corporation*.........................................          401,000
    15,000      Theragenics Corporation*....................................          167,550
                                                                                  -----------
                                                                                    1,772,150
                                                                                  -----------
                HOLDING COMPANIES -- 1.0%
    30,000      PICO Holdings, Inc.*........................................          438,600
                                                                                  -----------
                INDUSTRIAL PRODUCTS & SERVICES -- 8.2%
    12,500      AptarGroup, Inc. ...........................................          405,375
    15,000      Deere & Company.............................................          567,750
     4,000      Dover Corporation...........................................          150,600
     4,000      Eaton Corporation...........................................          280,400
     2,000      Greif Bros. Corporation -- Class A..........................           60,700
     3,500      Lincoln Electric Holdings, Inc. ............................           89,250
    50,000      Maritrans Inc. .............................................          457,000
    20,000      Pall Corporation............................................          470,600
     4,000      Simpson Manufacturing Co., Inc.*............................          242,000
    30,000      Snap-On Inc. ...............................................          724,800
    15,000      X-Rite, Inc. ...............................................          132,600
                                                                                  -----------
                                                                                    3,581,075
                                                                                  -----------

--------------------------------------------------------------------------------

                                                                                    MARKET
  SHARES                     COMMON STOCK -- 85.7% (CONTINUED)                       VALUE
----------      ------------------------------------------------------------      -----------
                INFORMATION TECHNOLOGY -- 8.7%
    25,000      Compuware Corporation*......................................      $   349,750
   245,000      Data Research Associates, Inc. .............................        2,548,000
    15,000      Network Associates, Inc.*...................................          186,750
     3,750      RSA Security Inc.*..........................................          116,063
   100,000      Rainbow Technologies, Inc.*.................................          559,000
                                                                                  -----------
                                                                                    3,759,563
                                                                                  -----------
                PRINTING & PUBLISHING -- 1.4%
    15,000      Courier Corporation.........................................          607,500
                                                                                  -----------
                REAL ESTATE -- 5.4%
    20,000      Health Care Property........................................          688,000
    30,000      Host Marriott Corporation...................................          375,600
    16,499      I. Gordon Corporation*......................................          150,347
   100,000      Malan Realty Investors, Inc. ...............................          875,000
    10,000      Washington Real Estate Investment Trust.....................          236,400
                                                                                  -----------
                                                                                    2,325,347
                                                                                  -----------
                RETAIL -- 5.0%
    40,000      Brookstone Inc.*............................................          708,000
     7,500      Good Guys, Inc.*............................................           27,600
     3,400      MCSi Inc.*..................................................           51,510
     3,000      Payless ShoeSource, Inc.*...................................          194,100
    35,000      Ross Stores, Inc. ..........................................          838,250
     4,000      TJX Companies, Inc. ........................................          127,480
     7,500      The Men's Wearhouse, Inc.*..................................          207,000
                                                                                  -----------
                                                                                    2,153,940
                                                                                  -----------
                TECHNOLOGY -- 4.9%
    90,000      Axcelis Technologies Inc.*..................................        1,332,000
    50,000      Cable Design Technologies Corporation*......................          808,000
                                                                                  -----------
                                                                                    2,140,000
                                                                                  -----------
                TRANSPORTATION -- 1.3%
    10,000      Providence and Worcester Railroad Company...................           83,500
   134,800      The Morgan Group, Inc. -- Class A...........................          492,020
                                                                                  -----------
                                                                                      575,520
                                                                                  -----------
                TOTAL COMMON STOCK -- 85.7% (COST -- $27,560,997)...........      $37,213,754
                                                                                  -----------

--------------------------------------------------------------------------------

                                                                                    MARKET
  SHARES                 PREFERRED STOCK -- 0.2% (COST -- $132,739)                  VALUE
----------      ------------------------------------------------------------      -----------
   }35,000      Telos Corporation, 12% Cumulative Exchangeable Preferred*...      $    63,875
                                                                                  -----------
                CLOSED-END FUNDS -- 1.9% (COST -- $688,241)
     7,500      Central Securities Corporation..............................          221,625
   100,000      Royce Focus Trust, Inc. ....................................          630,000
                                                                                  -----------
                                                                                  $   851,625
                                                                                  -----------
   FACE
  AMOUNT
----------
                REPURCHASE AGREEMENTS(1) -- 13.8% (COST $5,981,962)
$5,981,962      Fifth Third Bank, 3.54%, dated 6/29/01, due 7/02/01,
                repurchase proceeds: $5,983,727.............................      $ 5,981,962
                                                                                  -----------

                TOTAL INVESTMENTS -- 101.6% (COST $34,363,939)..............      $44,111,216

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.6%).............         (699,082)
                                                                                  -----------

                NET ASSETS -- 100.0%........................................      $43,412,134
                                                                                  ===========

 * Non-income producing security.

(1) Repurchase agreements are fully collateralized by U.S. Government obligations.

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

ASSETS
Investments, at value (cost of $34,363,939) (Note 1)........      $44,111,216
Cash........................................................            7,798
Receivable for securities sold..............................          285,679
Dividends and interest receivable...........................           69,279
Other assets................................................           16,046
                                                                  -----------
       TOTAL ASSETS.........................................       44,490,018
                                                                  -----------
LIABILITIES
Payable for securities purchased............................          880,569
Payable for capital shares redeemed.........................           26,200
Accrued investment advisory fees (Note 2)...................          151,043
Other accrued expenses and liabilities......................           20,072
                                                                  -----------
       TOTAL LIABILITIES....................................        1,077,884
                                                                  -----------
NET ASSETS..................................................      $43,412,134
                                                                  ===========
NET ASSETS CONSIST OF:
Paid-in capital.............................................      $29,738,037
Accumulated net investment loss.............................          (68,674)
Accumulated net realized gains from security transactions...        3,995,494
Net unrealized appreciation on investments..................        9,747,277
                                                                  -----------
NET ASSETS..................................................      $43,412,134
                                                                  ===========
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value).......................        1,719,493
                                                                  ===========
Net asset value, redemption price, and offering price per
  share.....................................................      $     25.25
                                                                  ===========

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends and interest....................................      $  349,545
                                                                  ----------

EXPENSES
  Investment advisory fees (Note 2).........................         293,891
  Trustees' fees and expenses...............................          41,254
  Administration, accounting and transfer agent fees (Note
     2).....................................................          29,332
  Legal and audit fees......................................          16,137
  Reports to shareholders...................................          12,159
  Registration fees.........................................           9,834
  Insurance expense.........................................           9,574
  Custodian fees............................................           4,886
  Other expenses............................................           1,152
                                                                  ----------
       TOTAL EXPENSES.......................................         418,219
                                                                  ----------

NET INVESTMENT LOSS.........................................         (68,674)
                                                                  ----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions.............       4,038,067
  Net change in unrealized appreciation/depreciation on
     investments............................................       4,019,063
                                                                  ----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............       8,057,130
                                                                  ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS..................      $7,988,456
                                                                  ==========

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                            SIX MONTHS ENDED
                                                             JUNE 30, 2001           YEAR ENDED
                                                              (UNAUDITED)         DECEMBER 31, 2000
                                                            ----------------      -----------------
FROM OPERATIONS
  Net investment loss.................................        $   (68,674)          $    (20,610)
  Net realized gains from security transactions.......          4,038,067              1,928,260
  Net realized gains from in-kind redemptions (Note
     4)...............................................                 --              1,207,856
  Net change in unrealized appreciation/depreciation
     on investments...................................          4,019,063                216,444
                                                              -----------           ------------
Net increase in net assets from operations............          7,988,456              3,331,950
                                                              -----------           ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gains on investments..............                 --             (1,557,553)
  Distributions in excess of realized gains...........                 --                (42,573)
                                                              -----------           ------------
Net decrease in net assets from distributions to
  shareholders........................................                 --             (1,600,126)
                                                              -----------           ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold...........................          2,718,001              6,650,865
  Reinvestment of distributions to shareholders.......                 --              1,491,625
  Payments for shares redeemed........................         (3,243,721)           (15,597,389)
                                                              -----------           ------------
Net decrease in net assets from capital share
  transactions........................................           (525,720)            (7,454,899)
                                                              -----------           ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............          7,462,736             (5,723,075)
NET ASSETS
  Beginning of period.................................         35,949,398             41,672,473
                                                              -----------           ------------
  End of period.......................................        $43,412,134           $ 35,949,398
                                                              ===========           ============
ACCUMULATED NET INVESTMENT LOSS.......................        $   (68,674)          $         --
                                                              ===========           ============
SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold.........................................            119,744                319,988
  Shares issued in reinvestment of distributions to
     shareholders.....................................                 --                 72,339
  Shares redeemed.....................................           (143,322)              (760,785)
                                                              -----------           ------------
  Net decrease in shares outstanding..................            (23,578)              (368,458)
  Shares outstanding, beginning of period.............          1,743,071              2,111,529
                                                              -----------           ------------
  Shares outstanding, end of period...................          1,719,493              1,743,071
                                                              ===========           ============

See notes to financial statements.

SCHWARTZ VALUE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------

                                     SIX MONTHS          YEAR          YEAR          YEAR          YEAR          YEAR
                                        ENDED           ENDED         ENDED         ENDED         ENDED         ENDED
                                    JUNE 30, 2001      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                     (UNAUDITED)         2000          1999          1998          1997          1996
                                    -------------      --------      --------      --------      --------      --------
Net asset value at beginning of
  period..........................     $ 20.62         $ 19.74       $ 21.50       $ 23.99       $ 21.19       $ 19.66
                                       -------         -------       -------       -------       -------       -------
Income from investment operations:
  Net investment income (loss)....       (0.04)          (0.01)        (0.15)        (0.09)         0.06         (0.02)
  Net realized and unrealized
    gains (losses) on
    investments...................        4.67            1.84         (0.38)        (2.40)         5.88          3.61
                                       -------         -------       -------       -------       -------       -------
      Total from investment
         operations...............        4.63            1.83         (0.53)        (2.49)         5.94          3.59
                                       -------         -------       -------       -------       -------       -------
Less distributions:
  From net investment income......          --              --            --            --         (0.06)           --
  From net realized gains on
    investments...................          --           (0.92)        (1.05)           --         (3.03)        (2.06)
  In excess of net realized gains
    on investments................          --           (0.03)        (0.18)           --         (0.05)           --
                                       -------         -------       -------       -------       -------       -------
      Total distributions.........          --           (0.95)        (1.23)           --         (3.14)        (2.06)
                                       -------         -------       -------       -------       -------       -------
Net asset value at end of
  period..........................     $ 25.25         $ 20.62       $ 19.74       $ 21.50       $ 23.99       $ 21.19
                                       =======         =======       =======       =======       =======       =======
      Total return................        22.5%(a)         9.3%         (2.5)%       (10.4)%        28.0%         18.3%
                                       =======         =======       =======       =======       =======       =======
Ratios/Supplementary Data:
Ratio of expenses to average net
  assets..........................        2.13%(b)        2.10%         2.05%         1.94%         1.91%         1.97%
Ratio of net investment income
  (loss) to average net assets....       (0.35)%(b)      (0.06)%       (0.61)%       (0.39)%        0.24%        (0.08)%
Portfolio turnover rate...........          70%(b)          70%           59%           54%           47%           50%
Net assets at end of period
  (000's).........................     $43,412         $35,949       $41,672       $62,697       $69,967       $55,105

---------------------
(a) Not annualized.

(b) Annualized.

See notes to financial statements.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Schwartz Value Fund (the Fund) is a series of Schwartz Investment Trust, a diversified open-end management investment company established as an Ohio Business Trust under a Declaration of Trust dated August 31, 1992. The Fund is registered under the Investment Company Act of 1940 and commenced operations on July 20, 1993. The Fund determines and makes available for publication the net asset value of its shares on a daily basis.

The investment objective of the Fund is to seek long-term capital appreciation. See the Prospectus for more detailed information regarding the investment objectives of the Fund.

The following is a summary of significant accounting policies followed by the
Fund:

     (a) VALUATION OF INVESTMENTS -- Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the day of valuation, or, if not traded on a particular day, at the average of the highest current independent bid and lowest current independent offer; securities traded in the over-the-counter market, not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of trading on the day of valuation; and securities (and other assets) for which market quotations are not readily available are valued at their fair market value as determined in good faith pursuant to procedures established by the Board of Trustees.

     (b) INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to the shareholders. Therefore, no provision for income or excise taxes is necessary.

     The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from accounting principles generally accepted in the United States of America (GAAP), the basis on which these financial statements are prepared. The differences arise primarily from the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income or loss and net realized capital gain or loss reported in the financial statements may differ from that reported in the Fund's tax return and, consequently, the character of distributions to shareholders reported in the statements of changes and financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net realized gains in the accompanying statements. Net investment losses, for tax purposes, are reclassified to paid-in capital.

     (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

     (d) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income and net capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-dividend date.

     (e) REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. The Fund's policy is to take possession of the underlying securities and, on a daily basis, mark to market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement.

     (f) ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (g) ADOPTION OF NEW ACCOUNTING PRINCIPLE -- The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, effective January 1, 2001, including the amortization of premiums and accretion of discounts. The adoption of this Guide had no effect in the Fund's financial statements as of June 30, 2001.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The President of the Fund is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the Adviser). The Chairman of the Board of the Fund is also the President and CEO of Gregory J. Schwartz & Co., Inc. (the Distributor). Certain other trustees and officers of the Fund are officers of the Adviser or of Ultimus Fund Solutions, LLC (Ultimus), the administrative, accounting and transfer agent for the Fund.

Pursuant to an Investment Advisory Agreement between the Fund and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Adviser a quarterly fee equal to the annual rate of 1.5% of the average daily net assets up to $75 million; 1.25% of such assets from $75 million to $100 million; and 1% of such assets in excess of $100 million.

The Distributor is the primary agent for the distribution of the Fund and receives fees from the Adviser, not the Fund or its shareholders.

Pursuant to a Mutual Fund Services Agreement between the Fund and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Fund, maintains the records of each shareholder's account, and processes purchases and redemptions of the Fund's shares. For the performance of these services, the Fund pays Ultimus a fee, payable monthly, at an annual rate of .15% of the average daily net assets, subject to a minimum monthly fee of $4,000.

3. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investments other than short-term investments, for the six months ended June 30, 2001, were $12,667,495 and $17,549,252, respectively.

4. FEDERAL INCOME TAXES

As of June 30, 2001, net unrealized appreciation of securities was $9,700,655 for federal income tax purposes of which $11,028,252 related to appreciated securities and $1,327,597 related to depreciated securities. The aggregate cost of investments at June 30, 2001 for federal income tax purposes was $34,410,561. The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.

During the year ended December 31, 2000, the Fund realized $1,207,856 of net capital gains resulting from in-kind redemptions. Certain shareholders exchanged fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital on the Statement of Assets and Liabilities. Such reclassification has no effect on the Fund's net assets or net asset value per share.

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

SCHWARTZ VALUE FUND
a series of
Schwartz Investment Trust
3707 W. Maple Road
Bloomfield Hills, Michigan 48301
(248) 644-8500

BOARD OF TRUSTEES
Donald J. Dawson, Jr.
Fred A. Erb
John J. McHale
Sidney F. McKenna
George P. Schwartz, CFA
Gregory J. Schwartz, Chairman

OFFICERS
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, Treasurer
Robert G. Dorsey, CPA, Assistant Secretary
John F. Splain, Assistant Secretary
Mark J. Seger, CPA, Assistant Treasurer
Theresa M. Samocki, CPA, Assistant Treasurer

INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

DISTRIBUTOR
GREGORY J. SCHWARTZ & CO., INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

CUSTODIAN
FIFTH THIRD BANK
38 Fountain Square Plaza
Cincinnati, Ohio 45263

ADMINISTRATOR
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

AUDITORS
DELOITTE & TOUCHE LLP
1700 Courthouse Plaza Northeast
Dayton, Ohio 45402

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1025 Connecticut Avenue, N.W.
Washington, D.C. 20036

SCHWARTZ VALUE FUND is a 100% no-load diversified investment company (a mutual fund). The investment objective is long-term capital appreciation.

                                    SCHWARTZ
                                   VALUE FUND
                                  A SERIES OF

                                    SCHWARTZ
                                INVESTMENT TRUST

                                [SCHWARTZ LOGO]
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                            FOR THE SIX MONTHS ENDED

                                 JUNE 30, 2001